CONVERTIBLE DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Debt Obligations
SCHEDULE OF CONVERTIBLE DEBT OBLIGATIONS

As of December 31, 2022 and 2021, the Company’s convertible obligations consisted of the following:

	As of December 31,
	2022	2021
Convertible debt obligations, beg, gross	$1,274,010	$1,531,639
Addition	9,599,390	—
Converted to equity	(459,370)	(257,629)
Converted to short term debt	(539,245)	—
Repayment	(509,311)	—
Deferred debt discount and Cost of Fund Raise	(1,389,623)	—
Convertible debt obligations, end, net	$7,975,851	$1,274,010
Convertible debt obligations, current portion	$5,752,328	$507,765
Convertible debt obligations, non-current portion	$2,223,523	$766,245